RELATED PARTIES - Discloser of balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Receivables – associated companies	$ 0	$ 3,903
Trade payables – related companies and parties	102	83
Other payables – related companies and parties	$ 44	$ 37